                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2010

ITEM 1. REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - ANNUAL REPORT FOR PERIOD ENDING
MARCH 31, 2010

 [LOGO OF USAA]
   USAA(R)

                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

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       ANNUAL REPORT
       USAA TAX EXEMPT
       INTERMEDIATE-TERM FUND
       MARCH 31, 2010

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Distributions to Shareholders                                             15

    Report of Independent Registered Public Accounting Firm                   16

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         38

    Financial Statements                                                      40

    Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                               54

TRUSTEES' AND OFFICERS' INFORMATION                                           56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"THE PERFORMANCE OF OUR TAX-EXEMPT
BOND FUNDS REMAINED STRONG DESPITE                 [PHOTO OF DANIEL S. McNAMARA]
VOLATILE MARKET CONDITIONS."

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MAY 2010

As I write to you, it has been more than a year since the stock market reached a bottom and began its remarkable recovery. The fixed income market has also experienced a rally as the flight to quality reversed and investors moved out of ultra-safe U.S. Treasuries into almost every other type of bond. And yet, fear and uncertainty seem to linger. Many people remain on the sidelines with large amounts of money in money market funds, which are yielding almost zero.

Relief from these low yields is unlikely -- at least in the near term. At the time of this writing, the Federal Reserve (the Fed) is cautiously and methodically unwinding its alphabet soup of stimulus programs. If the economy and financial markets remain stable, Fed governors may consider an increase in short-term interest rates. However, I don't expect them to act until they are sure that unemployment has peaked -- a determination they may not be able to make until well into the second half of 2010.

Under the circumstances, investors would be well advised to review how much they have in their money market accounts. If the money isn't required for two or three years, it has the potential to earn higher yields in short- and intermediate-term bond funds. However, investors certainly should not take a lot of risk with their immediate or emergency spending needs, in which case a money market fund, savings account or a short-term certificate of deposit should be considered, in my opinion. For future needs such as retirement, a diversified portfolio of stock and bond funds may make even more sense. However, if timing is a concern, investors might consider making changes gradually, moving assets out of their money market funds and into other investments. I encourage you to contact a USAA service representative with any questions or for assistance updating your financial plan. They are available to help you free of charge.

Tax-exempt municipal bonds performed well over the past year and I believe they remain attractive given their yields and tax-exempt status.

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND
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Going forward, tax rates are likely to rise as the federal government looks for ways to fund growing budget deficits. The federal government is also phasing in a 3.8% increase in the tax on unearned income, which does not appear to include the income generated by tax-exempt securities.

Despite the media hyperbole about the budget challenges of state and local governments, investors continue to embrace tax-exempt municipal bonds. Why?
First, state and local governments are dealing with their fiscal challenges by raising taxes, cutting services and renegotiating or restructuring their long-term commitments. Second, municipal securities are of relatively high quality. In fact, some ratings agencies are about to adopt a methodology allowing them to assess municipal bonds on a scale comparable to the one used for corporate bonds. In doing so, a surprising number of municipal bonds (in the tens of thousands) have been upgraded. The change is, in my opinion, an acknowledgment that municipal issuers default less often than corporations.

But at USAA Investment Management Company, we have never invested based solely on ratings. We do our own credit work, focusing on income generation and on whether our shareholders are being adequately compensated for risk. As a result, the performance of our tax-exempt bond funds remained strong despite volatile market conditions. Going forward, however, shareholders should expect their tax-exempt bond funds to return to their traditional role as an income-accumulation vehicle, rather than one of asset appreciation, over the coming months.

Rest assured, we will continue doing all we can to help you with your investment needs. We sincerely appreciate the confidence you have in us.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Investment/Insurance: Not FDIC Insured o Not Bank Issued, Guaranteed or
Underwritten o May Lose Value

Investment and insurance products are not deposits, not insured by FDIC or any government agency, not guaranteed by the Bank. Investments and certain insurance products may lose value.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

There may be tax consequences associated with the transfer of assets. Indirect transfers may be subject to taxation and penalties. Consult with your own advisors regarding your particular situation.

Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3
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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA*
USAA Investment Management Company                      [PHOTO OF REGINA SHAFER]

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o  HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND) PERFORM FROM
   APRIL 1, 2009, TO MARCH 31, 2010?

   The Fund provided a total return of 13.07% versus an average return of 8.34%
   for the 160 funds in the Lipper Intermediate Municipal Debt Funds Average.
   This compares to returns of 8.58% for the Lipper Intermediate Municipal Debt
   Funds Index and 9.69% for the Barclays Capital Municipal Bond Index. The
   Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.47%, compared to the Lipper category average of 3.32%.

o  WHAT WERE THE MARKET CONDITIONS?

   The tax-exempt bond market experienced a powerful rally during the reporting period. Demand by individual and institutional investors drove the rally, which sent prices higher and yields lower. (Bond yields move in the opposite direction of prices.) The yield on a 10-year AAA general obligation bond dropped from 3.16% on March 31, 2009, to 3.09% on March 31, 2010. The ratio between 10-year municipal yields and those of equivalent U.S. Treasuries declined from 118% on April 1, 2009, to 81% at the end of the period, much closer to the

   Refer to pages 12 and 13 for benchmark definitions.

   Past performance is no guarantee of future results.

   *Effective February 28, 2010, Cliff Gladson no longer was co-manager of the
    Fund.

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND
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   historical average. Nevertheless, tax-exempt securities remained attractive relative to comparable taxable fixed income securities.

   The rally was also fueled by a provision in the federal government's stimulus package that allowed state and local governments to issue taxable bonds known as "Build America Bonds" and receive a 35% subsidy on interest payments. This resulted in reduced tax-exempt supply, especially in longer-term maturities.

   Although the recession has put pressure on municipal budgets, credit spreads narrowed as the flight to quality abated and investors realized that the overwhelming majority of municipal issuers had the ability to service their debt. (Credit spreads are the difference in yields between bonds of different credit ratings.) In general, we continued to see municipalities make the tough political decisions necessary to balance their budgets.

   Meanwhile, short-term rates, which are controlled by the Federal Reserve (the
   Fed), were at record lows with the federal funds target rate held in a range between zero and 0.25%. Although economic conditions improved, unemployment remained high and the housing market has been slow to recover.

o  WHAT STRATEGIES DID YOU EMPLOY?

   Your Fund was well positioned for the rally in the tax-exempt bond market.
   During investors' flight to quality in 2008, when yields were above their historical norms, we took advantage of opportunities to purchase bonds that would provide higher income to the Fund for years to come. Those bonds also performed very well as credit spreads narrowed. Throughout the year, we continued to look for bonds with attractive risk return characteristics.

   As always, we did not rely solely on credit agencies or bond insurers to do our credit work. Our experienced municipal credit analysts helped us look through the headlines and identify exceptional values for the Fund. They also continued to carefully analyze and monitor every

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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   bond in the portfolio. With over 500 positions, the Fund remains widely diversified by issuer and geographic area. To make it as tax efficient as possible, we continue to avoid issues subject to the alternative minimum tax, also known as the "AMT," for individuals.

o  WHAT IS YOUR OUTLOOK?

   We expect short-term interest rates to remain at historic lows until the Fed sees evidence of sustained economic growth. In our opinion, a rate hike is contingent on inflationary trends, real estate conditions and the level of unemployment and is unlikely until at least the end of 2010 or early 2011.
   Given the steep municipal interest rate curve and the demand for municipal bonds in general, we don't expect yields on longer-term municipal bonds to rise as much as short-term interest rates.

   The performance of the municipal bond market -- and your Fund -- has been impressive during the one-year reporting period. However, much of that was due to the strong rally and resulting price appreciation. Now that the market has "normalized," shareholders should expect most of their return to come from the tax-exempt income generated by the Fund, which is the largest contributor to its long-term total return (see page 10).

   Nevertheless, tax-exempt bonds should continue to be attractive because of their tax-free yields and low risk of default. We expect the Build America
   Bonds program to be extended, resulting in less traditional tax-exempt issuance. We also anticipate an increase in federal income tax rates. With less supply and higher taxes, demand for municipal bonds and the tax-free income they provide should remain strong.

   We appreciate your continued confidence in us.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND
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FUND RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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                         OVERALL MORNINGSTAR RATING(TM)
                out of 210 municipal intermediate-term bond funds
                      for the period ended March 31, 2010:

                                 OVERALL RATING
                                 *   *   *   *

                                     3-YEAR
                                     *  *  *
                                out of 210 funds

                                     5-YEAR
                                     * * * *
                                out of 189 funds

                                     10-YEAR
                                     * * * *
                                out of 122 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a
Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7
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                             LIPPER LEADER (OVERALL)

                                       [5]

                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense of 59 funds within the Lipper
Intermediate Municipal Debt Funds category for the overall period ended March
31, 2010. The Fund received a Lipper Leader rating for Expense among 59, 53, and
37 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of March 31, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and
10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at
www.lipperleaders.com. Lipper Leader Copyright 2010, Reuters, All Rights
Reserved.

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND
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INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND (Ticker Symbol: USATX)

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                                               3/31/10              3/31/09
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Net Assets                                 $2,859.7 Million     $2,419.3 Million
Net Asset Value Per Share                       $12.83               $11.88

Last 12 Months
Tax-Exempt Dividends Per Share                  $0.574               $0.586
Capital Gain Distributions Per Share            $0.007               $0.015
Dollar-Weighted Average
Portfolio Maturity                            9.2 Years            9.4 Years

Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

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   30-DAY SEC YIELD*                                          EXPENSE RATIO(+)
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     As of 3/31/10                                                  0.45%
         3.75%

*Calculated as prescribed by the Securities and Exchange Commission.

(+)THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS
DATED AUGUST 1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS.
THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED MARCH 31, 2010

--------------------------------------------------------------------------------
               TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years           5.01%         =           4.74%           +          0.27%
5 Years            4.10%         =           4.49%           +         (0.39)%
1 Year            13.07%         =           5.01%           +          8.06%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
usaa.com.

HIGH DOUBLE DIGIT RETURNS ARE ATTRIBUTABLE, IN PART, TO UNUSUALLY FAVORABLE
MARKET CONDITIONS AND MAY NOT BE REPEATED OR CONSISTENTLY ACHIEVED IN THE
FUTURE.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS
ENDED MARCH 31, 2001-MARCH 31, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

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                  TOTAL RETURN       DIVIDEND RETURN       CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
3/31/2001             9.81%               5.76%                     4.05%
3/31/2002             3.90%               5.12%                    -1.22%
3/31/2003             8.29%               5.12%                     3.17%
3/31/2004             5.32%               4.72%                     0.60%
3/31/2005             2.51%               4.29%                    -1.78%
3/31/2006             3.69%               4.21%                    -0.52%
3/31/2007             5.10%               4.30%                     0.80%
3/31/2008             0.44%               4.28%                    -3.84%
3/31/2009            -1.22%               4.67%                    -5.89%
3/31/2010            13.07%               5.01%                     8.06%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER
   TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A
   RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND
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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund's dividend return for the periods ended 3/31/10, and assuming
marginal federal tax rates of:           25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD         DIVIDEND RETURN
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10 Years            4.74%                 6.33%      6.59%      7.08%      7.30%
5 Years             4.49%                 5.99%      6.24%      6.71%      6.91%
1 Year              5.01%                 6.69%      6.96%      7.48%      7.71%

To match the Fund's closing 30-day SEC yield of 3.75% on 3/31/10:

A FULLY TAXABLE INVESTMENT MUST PAY:      5.00%      5.21%      5.60%      5.77%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

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Some income may be subject to federal, state, or local taxes. Based on 2009 tax rates.

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                                                       INVESTMENT OVERVIEW |  11
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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                             LIPPER INTERMEDIATE
               BARCLAYS CAPITAL         USAA TAX EXEMPT         MUNICIPAL DEBT
             MUNICIPAL BOND INDEX   INTERMEDIATE-TERM FUND       FUNDS INDEX
03/31/00          $10,000.00              $10,000.00             $10,000.00
04/30/00            9,940.92                9,955.29               9,957.74
05/31/00            9,889.21                9,916.84               9,916.43
06/30/00           10,151.26               10,139.43              10,121.02
07/31/00           10,292.51               10,258.43              10,235.94
08/31/00           10,451.13               10,386.13              10,363.11
09/30/00           10,396.76               10,358.16              10,332.54
10/31/00           10,510.21               10,447.69              10,418.64
11/30/00           10,589.73               10,511.45              10,468.19
12/31/00           10,851.37               10,737.33              10,679.02
01/31/01           10,958.89               10,837.77              10,802.22
02/28/01           10,993.64               10,893.27              10,837.25
03/31/01           11,092.17               10,981.12              10,920.21
04/30/01           10,971.98               10,871.36              10,821.96
05/31/01           11,090.13               10,986.77              10,933.06
06/30/01           11,164.33               11,067.14              11,001.04
07/31/01           11,329.70               11,218.69              11,133.61
08/31/01           11,516.32               11,367.91              11,301.84
09/30/01           11,477.69               11,360.28              11,286.51
10/31/01           11,614.44               11,462.16              11,394.66
11/30/01           11,516.53               11,391.27              11,276.14
12/31/01           11,407.58               11,333.22              11,191.37
01/31/02           11,605.45               11,475.30              11,353.83
02/28/02           11,745.26               11,592.50              11,481.17
03/31/02           11,515.10               11,411.03              11,272.35
04/30/02           11,740.15               11,599.65              11,491.73
05/31/02           11,811.49               11,659.72              11,553.72
06/30/02           11,936.39               11,749.39              11,671.38
07/31/02           12,089.90               11,878.39              11,806.59
08/31/02           12,235.24               11,974.58              11,915.16
09/30/02           12,503.22               12,173.38              12,122.79
10/31/02           12,295.95               12,014.49              11,939.08
11/30/02           12,244.84               11,992.00              11,890.46
12/31/02           12,503.22               12,204.58              12,125.75
01/31/03           12,471.54               12,181.27              12,081.70
02/28/03           12,645.90               12,348.83              12,248.97
03/31/03           12,653.46               12,357.36              12,245.60
04/30/03           12,737.07               12,442.77              12,323.68
05/31/03           13,035.30               12,678.88              12,574.27
06/30/03           12,979.91               12,604.28              12,515.33
07/31/03           12,525.71               12,259.03              12,137.31
08/31/03           12,619.12               12,359.17              12,227.67
09/30/03           12,990.13               12,651.30              12,540.88
10/31/03           12,924.72               12,608.04              12,480.66
11/30/03           13,059.42               12,728.97              12,580.39
12/31/03           13,167.56               12,836.21              12,654.62
01/31/04           13,242.98               12,884.40              12,702.22
02/29/04           13,442.29               13,084.07              12,880.68
03/31/04           13,395.47               13,014.32              12,801.28
04/30/04           13,078.23               12,774.15              12,534.07
05/31/04           13,030.80               12,749.87              12,518.07
06/30/04           13,078.23               12,816.20              12,549.04
07/31/04           13,250.34               12,952.27              12,674.65
08/31/04           13,515.87               13,184.05              12,883.72
09/30/04           13,587.62               13,250.34              12,923.98
10/31/04           13,704.54               13,346.57              12,993.78
11/30/04           13,591.50               13,224.21              12,889.21
12/31/04           13,757.49               13,384.48              13,015.26
01/31/05           13,886.06               13,498.80              13,071.65
02/28/05           13,839.86               13,455.76              13,015.68
03/31/05           13,752.58               13,340.95              12,919.50
04/30/05           13,969.46               13,551.62              13,089.13
05/31/05           14,068.19               13,647.91              13,163.71
06/30/05           14,155.47               13,715.51              13,228.66
07/31/05           14,091.49               13,639.41              13,158.13
08/31/05           14,233.76               13,778.65              13,270.86
09/30/05           14,137.89               13,694.72              13,202.73
10/31/05           14,052.04               13,614.64              13,133.92
11/30/05           14,119.50               13,682.71              13,186.52
12/31/05           14,240.92               13,798.19              13,277.21
01/31/06           14,279.35               13,832.21              13,311.43
02/28/06           14,375.22               13,933.16              13,369.03
03/31/06           14,276.08               13,837.01              13,290.36
04/30/06           14,271.17               13,808.37              13,285.97
05/31/06           14,334.74               13,878.33              13,348.47
06/30/06           14,280.78               13,823.86              13,296.14
07/31/06           14,450.64               13,987.40              13,434.53
08/31/06           14,665.07               14,186.98              13,609.25
09/30/06           14,767.07               14,292.03              13,689.71
10/31/06           14,859.67               14,361.75              13,753.72
11/30/06           14,983.54               14,476.82              13,838.67
12/31/06           14,930.60               14,425.68              13,790.74
01/31/07           14,892.38               14,406.80              13,761.44
02/28/07           15,088.61               14,588.71              13,908.22
03/31/07           15,051.41               14,541.54              13,894.54
04/30/07           15,095.97               14,590.44              13,930.05
05/31/07           15,029.13               14,519.20              13,875.90
06/30/07           14,951.25               14,438.44              13,823.55
07/31/07           15,067.15               14,521.43              13,912.13
08/31/07           15,002.14               14,410.58              13,902.35
09/30/07           15,224.13               14,637.77              14,070.43
10/31/07           15,292.00               14,690.39              14,110.24
11/30/07           15,389.50               14,735.48              14,205.91
12/31/07           15,432.22               14,701.43              14,232.84
01/31/08           15,626.82               14,902.98              14,465.15
02/29/08           14,911.38               14,194.03              13,947.00
03/31/08           15,337.58               14,604.50              14,245.34
04/30/08           15,517.05               14,752.81              14,325.58
05/31/08           15,610.88               14,868.62              14,410.93
06/30/08           15,434.68               14,724.67              14,268.10
07/31/08           15,493.34               14,722.10              14,332.30
08/31/08           15,674.66               14,885.65              14,487.36
09/30/08           14,939.59               14,209.90              13,944.53
10/31/08           14,787.10               13,845.98              13,786.58
11/30/08           14,834.12               13,793.80              13,811.44
12/31/08           15,050.38               13,624.07              13,909.10
01/31/09           15,601.27               14,344.16              14,473.35
02/28/09           15,683.24               14,403.94              14,414.44
03/31/09           15,686.10               14,425.92              14,405.16
04/30/09           15,999.46               14,777.18              14,649.73
05/31/09           16,168.72               15,116.74              14,815.82
06/30/09           16,017.25               14,992.21              14,698.14
07/31/09           16,285.23               15,277.02              14,941.74
08/31/09           16,563.64               15,517.87              15,098.95
09/30/09           17,158.07               16,159.56              15,532.03
10/31/09           16,797.89               15,896.60              15,225.78
11/30/09           16,936.69               16,051.93              15,458.35
12/31/09           16,993.92               16,114.43              15,488.81
01/31/10           17,082.43               16,219.07              15,573.34
02/28/10           17,248.01               16,379.64              15,726.39
03/31/10           17,206.71               16,312.06              15,641.72

                                   [END CHART]

                       Data from 3/31/00 through 3/31/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Tax Exempt Intermediate-Term Fund to the following benchmarks:

o  The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index)
   tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o  The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate
   Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA TAX EXEMPT                  LIPPER INTERMEDIATE
                   INTERMEDIATE-TERM FUND          MUNICIPAL DEBT FUNDS AVERAGE
3/31/2001                   5.27%                              4.26%
3/31/2002                   5.13                               4.05
3/31/2003                   4.82                               3.62
3/31/2004                   4.56                               3.38
3/31/2005                   4.31                               3.38
3/31/2006                   4.20                               3.44
3/31/2007                   4.18                               3.52
3/31/2008                   4.45                               3.54
3/31/2009                   4.93                               3.84
3/31/2010                   4.47                               3.32

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 3/31/01 to 3/31/10.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                         TOP 10 INDUSTRIES AS OF 3/31/10
                                (% of Net Assets)

      Hospital .....................................................  16.0%
      General Obligation ...........................................  12.5%
      Special Assessment/Tax/Fee ...................................  10.1%
      Electric Utilities ...........................................   9.9%
      Appropriated Debt ............................................   6.1%
      Education ....................................................   4.9%
      Escrowed Bonds ...............................................   4.8%
      Electric/Gas Utilities .......................................   4.6%
      Toll Roads ...................................................   3.2%
      Real Estate Tax/Fee ..........................................   2.9%

 You will find a complete list of securities that the Fund owns on pages 17-37.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o PORTFOLIO RATINGS MIX -- 3/31/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

      AAA                                                               15%
      AA                                                                17%
      A                                                                 30%
      BBB                                                               33%
      BELOW INVESTMENT-GRADE                                             3%
      SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                2%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors
Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond
Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. If any of the Fund's securities are unrated by these agencies,
USAA Investment Management Company must determine the equivalent investment quality.

      Percentages are of the total market value of the Fund's investments.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended
March 31, 2010, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2011.

The net investment income distributed by the Fund during the fiscal year ended
March 31, 2010, was 100% tax-exempt for federal income tax purposes.

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $1,580,000 as long-term capital gains for the fiscal year ended March 31, 2010.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA TAX EXEMPT INTERMEDIATE-TERM
FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Tax Exempt Intermediate-Term
Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund")
as of March 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA Tax Exempt Intermediate-Term Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

San Antonio, Texas
May 18, 2010

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

March 31, 2010

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

           Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp.,
           CIFG Assurance, N.A., Financial Guaranty Insurance Co., National
           Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL
           Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ)   Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Societe
           Generale or Merrill Lynch & Co., Inc.

   (LOC)   Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA)  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association
           Insured Mortgage Nursing Home, Government National Mortgage
           Association, or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   ETM     Escrowed to final maturity
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   IDC     Industrial Development Corp.
   ISD     Independent School District
   PRE     Prerefunded to a date prior to maturity
   USD     Unified School District

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INVESTMENTS

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             FIXED-RATE INSTRUMENTS (89.8%)

             ALABAMA (0.9%)
  $   345    Montgomery BMC Special Care Facilities
               Financing Auth. (INS)                             4.88%      11/15/2018   $      345
   16,340    Montgomery Medical Clinic Board                     4.75        3/01/2026       14,396
    5,000    Prattville IDB                                      5.15        9/01/2013        5,139
    5,000    Private Colleges and Universities
               Facilities Auth. (INS)                            4.75        9/01/2026        4,883
    2,000    Univ. of Alabama at Birmingham (INS)(PRE)           5.75        9/01/2020        2,066
                                                                                         ----------
                                                                                             26,829
                                                                                         ----------
             ALASKA (0.8%)
    7,650    Four Dam Pool Power Agency (LOC - Dexia
               Credit Local)(PRE)                                5.00        7/01/2021        8,592
    3,750    North Slope Borough (INS)                           4.36(a)     6/30/2011        3,692
    2,000    State (INS)                                         4.75        4/01/2021        2,008
    2,520    State (INS)                                         4.75        4/01/2022        2,528
    2,000    State (INS)                                         4.75        4/01/2023        2,005
    4,110    State (INS)                                         4.75        4/01/2024        4,115
                                                                                         ----------
                                                                                             22,940
                                                                                         ----------
             ARIZONA (1.8%)
    1,170    Health Facilities Auth.                             4.50        4/01/2016        1,203
      425    Health Facilities Auth.                             5.00        4/01/2017          439
    1,150    Health Facilities Auth.                             4.75        4/01/2025        1,134
    2,500    Maricopa County Union High School
               District No. 210 (INS)                            4.50        7/01/2024        2,551
   15,000    Mohave County IDA                                   7.50        5/01/2019       17,139
    3,270    Phoenix Civic Improvement Corp.,
               5.50%, 7/01/2013 (INS)                            4.50(b)     7/01/2024        3,029
    2,115    Phoenix Civic Improvement Corp.,
              5.50%, 7/01/2013 (INS)                             4.54(b)     7/01/2025        1,952
    2,000    Pinal County IDA (INS)                              5.25       10/01/2020        1,878
    1,250    Pinal County IDA (INS)                              5.25       10/01/2022        1,146
    2,000    Pinal County IDA (INS)                              4.50       10/01/2025        1,642
    3,540    State (INS)                                         5.00       10/01/2019        3,797
    7,275    State (INS)                                         5.25       10/01/2020        7,857
    1,535    State Univ. (INS)                                   5.00        9/01/2024        1,575
    7,180    Univ. Medical Center Corp.                          5.00        7/01/2022        7,193
                                                                                         ----------
                                                                                             52,535
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             ARKANSAS (0.6%)
  $ 3,125    Baxter County                                       5.00%       9/01/2026   $    2,915
    6,230    Independence County                                 5.00        1/01/2021        6,235
    4,000    Independence County (INS)                           4.90        7/01/2022        4,054
    4,905    Jefferson County                                    4.60       10/01/2017        4,953
                                                                                         ----------
                                                                                             18,157
                                                                                         ----------
             CALIFORNIA (8.7%)
   10,000    Chabot-Las Positas Community College
               District (INS)                                    4.85(a)     8/01/2022        5,263
    5,000    Chabot-Las Positas Community College
               District (INS)                                    4.88(a)     8/01/2023        2,469
    5,000    City and County of San Francisco Airport
               Commission                                        5.25        5/01/2022        5,503
    7,000    City and County of San Francisco Airport
               Commission                                        5.25        5/01/2023        7,653
    2,000    Coronado Community Dev. Agency (INS)                5.00        9/01/2024        1,954
    7,000    Health Facilities Financing Auth.                   5.13        7/01/2022        7,288
    5,000    Irvine USD Special Tax District (INS)               5.25        9/01/2019        5,340
    2,500    Irvine USD Special Tax District (INS)               4.50        9/01/2020        2,535
    6,745    Kern County Board of Education (INS)                5.00        6/01/2026        6,863
   20,000    Los Angeles Department of Water and Power (INS)     4.75        7/01/2025       20,560
    3,320    Modesto Irrigation District (INS)                   5.64(a)     7/01/2017        2,305
    3,325    Modesto Irrigation District (INS)                   5.69(a)     7/01/2018        2,174
    5,000    Public Works Board                                  5.50        6/01/2019        5,089
    6,400    Public Works Board                                  5.50        4/01/2021        6,531
    6,755    Public Works Board                                  5.60        4/01/2022        6,895
    3,130    Public Works Board                                  5.75        4/01/2023        3,214
    1,430    Sacramento Financing Auth. (INS)                    5.00       12/01/2024        1,375
   15,265    Sacramento Municipal Utility District
               Financing Auth. (INS)                             4.75        7/01/2024       14,954
    4,720    Salinas Union High School District (INS)            4.37(a)     6/01/2016        3,670
    2,000    Salinas Union High School District (INS)            4.37(a)    10/01/2016        1,529
    3,525    San Bernardino County Redevelopment
               Agency (INS)                                      5.00        9/01/2025        3,243
    2,395    San Diego USD (INS)                                 4.50        7/01/2025        2,423
    3,000    San Jose USD (INS)                                  4.50        6/01/2024        2,950
    7,065    Santa Clara County Financing Auth. (INS)            4.75        5/15/2023        7,245
    7,400    Santa Clara County Financing Auth. (INS)            4.75        5/15/2024        7,535
    7,750    Santa Clara County Financing Auth. (INS)            4.75        5/15/2025        7,832
    3,500    Santa Rosa Rancheria Tachi Yokut Tribe(c)           5.00        3/01/2020        2,878
    2,175    Semitropic Improvement District (INS)               5.25       12/01/2018        2,322
    2,500    Solano Community College District (INS)             4.85(a)     8/01/2023        1,217
    4,735    Solano Community College District (INS)             4.88(a)     8/01/2024        2,136

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $ 4,035    South Orange County Public Financing Auth. (INS)    5.00%       8/15/2022   $    3,996
    4,920    South Orange County Public Financing Auth. (INS)    5.00        8/15/2025        4,741
   20,000    State                                               5.25       10/01/2022       20,665
   27,445    State                                               5.75        4/01/2027       28,519
    3,120    Statewide Communities Dev. Auth.                    5.00        5/15/2021        3,091
    3,275    Statewide Communities Dev. Auth.                    5.00        5/15/2022        3,219
    3,440    Statewide Communities Dev. Auth.                    5.00        5/15/2023        3,362
    3,610    Statewide Communities Dev. Auth.                    5.00        5/15/2024        3,496
    3,795    Statewide Communities Dev. Auth.                    5.00        5/15/2025        3,647
    1,245    Systemwide Univ. (INS)                              5.50       11/01/2015        1,365
   16,020    Tobacco Securitization Auth.                        4.75        6/01/2025       15,029
    3,470    Tuolumne Wind Project Auth.                         5.00        1/01/2022        3,620
    2,000    Washington Township Health Care District            5.75        7/01/2024        2,058
                                                                                         ----------
                                                                                            249,753
                                                                                         ----------
             COLORADO (2.1%)
    4,500    Adams County (INS)                                  4.38        9/01/2017        4,404
    5,000    Adams County (INS)                                  5.10        1/01/2019        5,046
    2,000    Arapahoe County School District No. 6 (INS)         5.25       12/01/2018        2,187
    2,585    Arapahoe County School District No. 6 (INS)         5.25       12/01/2019        2,821
    2,000    Arapahoe County School District No. 6 (INS)         5.25       12/01/2020        2,178
    2,000    Arapahoe County School District No. 6 (INS)         5.25       12/01/2021        2,191
    2,400    Denver Health and Hospital Auth. (PRE)              6.25       12/01/2016        2,614
   30,955    Denver Health and Hospital Auth.                    4.75       12/01/2027       26,712
    1,000    Health Facilities Auth.                             5.25        6/01/2023          970
    2,140    Pueblo School District No. 60 (INS)(PRE)            5.25       12/15/2020        2,374
    9,045    State (INS)                                         5.00       11/01/2023        9,448
                                                                                         ----------
                                                                                             60,945
                                                                                         ----------
             CONNECTICUT (0.5%)
    4,000    Health and Educational Facilities Auth. (INS)       5.00        7/01/2025        3,545
    4,400    Mashantucket (Western) Pequot Tribe, acquired
               9/18/1997 and 12/20/2001; cost $4,388(c),(d)      5.70        9/01/2012        2,629
   16,500    Mashantucket (Western) Pequot Tribe, acquired
               9/18/1997 thru 9/11/2009; cost $14,993(c),(d)     5.75        9/01/2018        8,942
                                                                                         ----------
                                                                                             15,116
                                                                                         ----------
             DELAWARE (0.3%)
    1,495    Health Facilities Auth. (INS)                       4.80        5/01/2017        1,366
    1,830    Health Facilities Auth. (INS)                       4.90        5/01/2018        1,645
    1,000    Health Facilities Auth. (INS)                       5.00        5/01/2019          889
    1,515    Health Facilities Auth. (INS)                       5.05        5/01/2020        1,328
    1,010    Municipal Electric Corp. (INS)                      5.25        7/01/2013        1,063
    1,460    Municipal Electric Corp. (INS)                      5.25        7/01/2017        1,536
    1,580    Municipal Electric Corp. (INS)                      5.25        7/01/2018        1,652
                                                                                         ----------
                                                                                              9,479
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             DISTRICT OF COLUMBIA (0.4%)
  $ 7,000    District of Columbia (INS)                          5.00%       1/01/2025   $    7,154
    7,930    District of Columbia (INS)                          4.75        5/01/2027        5,399
                                                                                         ----------
                                                                                             12,553
                                                                                         ----------
             FLORIDA (5.6%)
    5,165    Brevard County School Board (INS)                   5.00        7/01/2025        5,237
    2,500    Broward County Airport System                       5.00       10/01/2024        2,565
    6,500    Broward County School Board (INS)                   5.00        7/01/2023        6,720
    4,000    Broward County School Board (INS)                   5.00        7/01/2024        4,116
    3,710    Broward County School Board (INS)                   5.00        7/01/2025        3,808
    7,905    Dade County (INS)                                   6.00(a)    10/01/2011        7,512
    8,610    Dade County (INS)                                   6.10(a)    10/01/2012        7,691
    3,270    Flagler County School Board (INS)                   5.00        8/01/2025        3,328
    8,000    Hillsborough County IDA                             5.65        5/15/2018        8,820
    1,725    Hillsborough County IDA                             5.50       10/01/2023        1,758
    4,250    Indian River County School Board (INS)              5.00        7/01/2024        4,324
    5,000    JEA St. Johns River Power Park (INS)                5.00       10/01/2020        5,388
    1,090    Miami Beach Health Facilities Auth.                 6.13       11/15/2011        1,093
    1,670    Miami Dade County (INS)                             5.00        4/01/2022        1,719
    2,805    Miami Dade County (INS)                             5.00        4/01/2023        2,878
    8,375    Miami Dade County (INS)                             4.75       11/01/2023        8,285
    2,345    Miami Dade County, 5.00%, 10/01/2013 (INS)          4.54(b)    10/01/2024        1,823
    9,830    Miami Dade County (INS)                             4.75       11/01/2024        9,768
    3,670    Miami Dade County, 5.00%, 10/01/2013 (INS)          4.57(b)    10/01/2025        2,819
    2,500    Miami Dade County (INS)                             5.00       10/01/2026        2,533
   10,000    Miami Dade County School Board (INS)                5.00        2/01/2024       10,502
   12,000    Miami Dade County School Board (INS)                5.25        5/01/2025       12,712
   12,000    Orange County Health Facility Auth.                 5.25       10/01/2022       12,179
    5,000    Orange County Health Facility Auth.                 5.38       10/01/2023        5,118
    7,450    Palm Beach County Health Facilities Auth. (INS)     5.00       12/01/2021        6,370
    1,500    Palm Beach County School Board (INS)                5.25        8/01/2018        1,610
      650    Palm Beach County School Board (INS)                5.00        8/01/2022          674
    6,000    Seminole Tribe(c)                                   5.75       10/01/2022        5,854
   14,815    Seminole Tribe(c)                                   5.50       10/01/2024       13,981
                                                                                         ----------
                                                                                            161,185
                                                                                         ----------
             GEORGIA (0.9%)
   10,000    Burke County Dev. Auth.                             7.00        1/01/2023       11,792
    5,000    Coweta County Dev. Auth. (INS)                      4.35        9/01/2018        5,011
    4,000    Glynn-Brunswick Memorial Hospital Auth.             5.25        8/01/2023        4,026
    5,000    Savannah Hospital Auth. (INS)                       5.00        7/01/2018        5,023
                                                                                         ----------
                                                                                             25,852
                                                                                         ----------

================================================================================

22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             GUAM (0.2%)
  $ 6,000    Education Financing Foundation (INS)                4.50%      10/01/2026   $    4,817
                                                                                         ----------
             HAWAII (0.1%)
    2,590    Housing Finance and Dev. Corp.                      5.45        7/01/2017        2,593
                                                                                         ----------
             IDAHO (0.0%)
    1,000    Univ. of Idaho (INS)                                4.75        4/01/2022        1,019
                                                                                         ----------
             ILLINOIS (5.4%)
    1,000    Bedford Park Village                                4.60       12/01/2017          996
    3,240    Bedford Park Village                                4.80       12/01/2020        3,142
    3,085    Bedford Park Village                                4.90       12/01/2023        2,947
    6,040    Channahon                                           6.88        1/01/2020        6,033
    2,000    Chicago (PRE)                                       5.00       11/01/2019        2,135
    5,000    Chicago                                             6.63       12/01/2022        4,901
   14,925    Chicago Board of Education (INS)                    4.82(a)    12/01/2013       13,569
    2,170    Chicago-O'Hare International Airport (INS)          5.50        1/01/2014        2,244
    7,000    Chicago-O'Hare International Airport (INS)          5.00        1/01/2021        7,279
   10,000    Chicago-O'Hare International Airport (INS)          5.00        1/01/2022       10,353
    2,370    Finance Auth.                                       5.50        5/01/2017        2,421
    2,000    Finance Auth.                                       5.00        8/15/2017        1,782
    4,340    Finance Auth.                                       5.75        5/01/2018        4,424
      750    Finance Auth.                                       5.25        4/01/2022          736
    2,000    Finance Auth.                                       5.00        4/01/2023        1,864
    3,400    Finance Auth. (INS)                                 5.00       11/01/2023        3,414
   10,500    Finance Auth. (INS)                                 5.00       11/15/2023       10,316
    4,165    Finance Auth.                                       5.00        4/01/2025        3,811
    8,000    Finance Auth.                                       4.50       11/15/2026        7,090
    1,750    Finance Auth.                                       5.40        4/01/2027        1,714
    1,000    Health Facilities Auth.                             5.25        9/01/2013        1,007
    2,000    Health Facilities Auth.                             5.25        9/01/2014        2,013
    2,500    Health Facilities Auth.                             5.25        9/01/2018        2,504
    3,000    Health Facilities Auth. (INS)                       5.00        2/15/2020        3,027
    4,250    Health Facilities Auth. (PRE)                       6.80       11/15/2020        4,461
      825    Housing Dev. Auth.                                  4.55        7/01/2021          839
      650    Housing Dev. Auth.                                  4.60        7/01/2023          657
    3,495    Lake County Community Unit School
               District (INS)(ETM)                               5.13(a)    12/01/2016        2,727
    4,555    Lake County Community Unit School District (INS)    5.13(a)    12/01/2016        3,556
    2,500    Metropolitan Pier and Exposition Auth.,
               5.20%, 6/15/2012 (INS)                            5.20(b)     6/15/2017        2,514
    2,500    Metropolitan Pier and Exposition Auth.,
               5.30%, 6/15/2012 (INS)                            5.30(b)     6/15/2018        2,503

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $ 4,000    Metropolitan Pier and Exposition Auth.,
               5.40%, 6/15/2012 (INS)                            5.40%(b)    6/15/2019   $    3,973
    2,000    Northeastern Illinois Univ.                         4.75       10/01/2025        2,023
    4,735    Northern Illinois Univ. (INS)                       4.88        4/01/2018        4,792
    5,000    State (INS)                                         5.00        1/01/2021        5,321
    7,815    Univ. of Illinois (INS)(PRE)                        5.00        8/15/2020        8,267
    3,400    Volo Village, Lake County                           5.00        3/01/2016        3,123
   14,070    Will County Forest Preserve District (INS)          5.40(a)    12/01/2017       10,783
                                                                                         ----------
                                                                                            155,261
                                                                                         ----------
             INDIANA (2.6%)
    7,465    Bond Bank (PRE)                                     5.50        8/01/2016        7,669
   20,000    Finance Auth. (INS)                                 4.55       12/01/2024       18,696
    1,900    Finance Auth.                                       5.00       10/01/2027        1,940
    8,375    Health and Educational Facilities Financing Auth.   5.00        2/15/2022        8,455
    1,400    Health Facility Financing Auth.                     5.25        2/15/2018        1,405
    3,000    Jasper County (INS)                                 5.85        4/01/2019        3,229
    4,950    Municipal Power Agency (INS)                        5.25        1/01/2017        5,323
    2,100    Municipal Power Agency (INS)                        5.25        1/01/2018        2,257
    6,000    Rockport (INS)                                      4.63        6/01/2025        5,756
      870    St. Joseph County                                   5.45        2/15/2017          870
    7,260    St. Joseph County                                   5.75        2/15/2019        6,864
   11,000    Univ. of Southern Indiana (INS)                     5.00       10/01/2018       11,237
    1,500    Vanderburgh County Redevelopment District           5.00        2/01/2026        1,492
                                                                                         ----------
                                                                                             75,193
                                                                                         ----------
             IOWA (0.6%)
    9,190    Finance Auth. (INS)                                 5.00        7/01/2014        9,756
    1,325    Finance Auth. (INS)                                 5.00       12/01/2021        1,274
    1,390    Finance Auth. (INS)                                 5.00       12/01/2022        1,328
    1,460    Finance Auth. (INS)                                 5.00       12/01/2023        1,380
    1,535    Finance Auth. (INS)                                 5.00       12/01/2024        1,426
    1,610    Finance Auth. (INS)                                 5.00       12/01/2025        1,482
    1,690    Finance Auth. (INS)                                 5.00       12/01/2026        1,538
                                                                                         ----------
                                                                                             18,184
                                                                                         ----------
             KANSAS (0.8%)
    1,025    Wyandotte County                                    4.75       12/01/2016        1,065
   19,000    Wyandotte County                                    5.00       12/01/2020       19,280
    8,000    Unified Government of Wyandotte
               County/Kansas City                                8.62(a)     6/01/2021        3,118
                                                                                         ----------
                                                                                             23,463
                                                                                         ----------
             KENTUCKY (0.3%)
    7,500    Economic Dev. Finance Auth. (INS)                   5.75       12/01/2028        8,182
                                                                                         ----------

================================================================================

24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             LOUISIANA (1.9%)
  $ 2,150    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                        5.25%      12/01/2015   $    2,290
    2,260    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                        5.25       12/01/2016        2,449
    2,355    Local Government Environmental Facilities and
               Community Dev. Auth. (INS)                        5.25       12/01/2017        2,548
    7,000    New Orleans (INS)                                   5.13        9/01/2021        7,072
    6,825    Office Facilities Corp. (INS)                       5.38        5/01/2018        6,999
    2,000    Office Facilities Corp. (INS)                       5.25       11/01/2018        2,149
    5,175    Offshore Terminal Auth.                             5.20       10/01/2018        5,180
    4,450    St. Martin Parish                                   4.35       10/01/2012        4,694
    3,955    St. Tammany Parish Hospital Service
               District No. 1 (INS)                              5.00        7/01/2018        3,861
    9,000    Transportation Auth. (INS)                          4.38       12/01/2023        9,000
    9,000    Transportation Auth. (INS)                          4.38       12/01/2024        8,918
                                                                                         ----------
                                                                                             55,160
                                                                                         ----------
             MAINE (0.1%)
    1,715    Housing Auth.                                       5.35       11/15/2021        1,726
    1,500    Jay                                                 4.85        5/01/2019        1,456
                                                                                         ----------
                                                                                              3,182
                                                                                         ----------
             MARYLAND (0.4%)
    2,915    Community Dev. Administration                       5.88        7/01/2016        2,919
    2,500    EDC                                                 6.20        9/01/2022        2,843
    5,000    Health and Higher Educational Facilities Auth.      6.00        1/01/2028        5,092
                                                                                         ----------
                                                                                             10,854
                                                                                         ----------
             MASSACHUSETTS (1.5%)
    5,105    Commonwealth                                        5.75        6/15/2015        5,275
    4,500    Commonwealth (INS)(PRE)                             5.50        3/01/2018        4,880
    7,775    Commonwealth (INS)(PRE)                             5.38        8/01/2021        8,530
    9,000    Health and Educational Facilities Auth.             6.00        7/01/2024        9,618
    4,000    Health and Educational Facilities Auth.             5.00        7/15/2027        3,324
    5,545    Massachusetts Bay Transportation Auth.              4.60(a)     7/01/2022        3,282
    7,790    Massachusetts Bay Transportation Auth.              4.65(a)     7/01/2023        4,362
    5,000    Massachusetts Bay Transportation Auth.              4.70(a)     7/01/2024        2,620
    1,600    Massachusetts Bay Transportation Auth.              4.73(a)     7/01/2025          794
      110    Water Pollution Abatement Trust                     4.75        8/01/2025          116
                                                                                         ----------
                                                                                             42,801
                                                                                         ----------
             MICHIGAN (1.9%)
   18,000    Building Auth. (INS)                                4.81(a)    10/15/2022        9,267
    1,325    Detroit Building Auth. (LOC - Comerica Bank, N.A.)  6.15        2/01/2011        1,329

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $ 4,000    Detroit Downtown Dev. Auth. (INS)                   5.00%       7/01/2018   $    3,840
   25,000    Dickinson County EDC                                4.80       11/01/2018       24,381
    1,855    Hospital Finance Auth.                              6.25       10/01/2016        1,857
    2,675    Hospital Finance Auth.                              5.00       11/15/2019        2,678
    3,400    Hospital Finance Auth.                              5.00       11/15/2022        3,310
    2,000    Kent Hospital Finance Auth.                         5.50        7/01/2020        1,848
    3,000    State Trunk Line Fund                               5.00       11/01/2019        3,305
    2,000    State Trunk Line Fund                               5.00       11/01/2020        2,182
                                                                                         ----------
                                                                                             53,997
                                                                                         ----------
             MINNESOTA (1.8%)
    1,080    Chippewa County                                     5.38        3/01/2022        1,083
    5,120    Chippewa County                                     5.50        3/01/2027        4,999
   18,015    Cohasset                                            4.95        7/01/2022       18,227
    2,500    Higher Education Facilities Auth.                   4.50       10/01/2027        2,466
    3,000    Municipal Power Agency                              4.38       10/01/2025        2,992
    5,315    St. Paul Housing and Redevelopment Auth.            5.70       11/01/2015        5,315
    1,500    St. Paul Housing and Redevelopment Auth.            5.85       11/01/2017        1,500
    7,680    St. Paul Housing and Redevelopment Auth.            5.15       11/15/2020        7,078
    3,500    St. Paul Housing and Redevelopment Auth.            5.25        5/15/2026        3,390
    5,260    Washington County Hospital and
               Redevelopment Auth.                               5.38       11/15/2018        5,154
                                                                                         ----------
                                                                                             52,204
                                                                                         ----------
             MISSISSIPPI (0.2%)
    1,650    Hospital Equipment and Facilities Auth.             5.00       12/01/2016        1,666
    1,000    Hospital Equipment and Facilities Auth.             5.25       12/01/2021          960
    1,385    Lincoln County (INS)                                5.50        4/01/2018        1,385
                                                                                         ----------
                                                                                              4,011
                                                                                         ----------
             MISSOURI (1.0%)
   17,545    Cape Girardeau County Health Care Facilities IDA    5.00        6/01/2027       15,906
    1,000    Cass County                                         5.00        5/01/2022          955
    3,315    Cass County                                         5.38        5/01/2022        3,276
    2,000    Cass County                                         5.50        5/01/2027        1,834
    2,000    Dev. Finance Board                                  4.75        6/01/2025        1,900
    2,385    Fenton City                                         4.50        4/01/2021        2,244
    1,760    Riverside IDA (INS)                                 5.00        5/01/2020        1,770
    1,330    St. Joseph IDA                                      5.00        4/01/2027        1,335
                                                                                         ----------
                                                                                             29,220
                                                                                         ----------
             MONTANA (0.3%)
    6,500    Forsyth (INS)                                       4.65        8/01/2023        6,319
    2,300    Health Facilities Auth.                             6.38        6/01/2018        2,300
                                                                                         ----------
                                                                                              8,619
                                                                                         ----------

================================================================================

26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             NEBRASKA (0.2%)
  $   500    Platte County Hospital Auth. No. 1 (INS)            5.50%       5/01/2010   $      501
      500    Platte County Hospital Auth. No. 1 (INS)            5.55        5/01/2011          506
      500    Platte County Hospital Auth. No. 1 (INS)            5.65        5/01/2012          506
      500    Platte County Hospital Auth. No. 1 (INS)            5.75        5/01/2013          506
      500    Platte County Hospital Auth. No. 1 (INS)            5.90        5/01/2015          506
    3,500    Platte County Hospital Auth. No. 1 (INS)            6.05        5/01/2020        3,519
      560    Scotts Bluff County Hospital Auth.                  5.13       11/15/2019          562
                                                                                         ----------
                                                                                              6,606
                                                                                         ----------
             NEVADA (1.1%)
    1,000    Clark County (INS)                                  4.50       11/01/2016        1,001
    5,000    Clark County (INS)(PRE)                             5.25        7/01/2019        5,291
    2,865    Clark County                                        5.00        5/15/2020        2,959
   18,000    Humboldt County                                     5.15       12/01/2024       18,650
    2,000    Reno (INS)(PRE)                                     5.00        5/15/2018        2,011
                                                                                         ----------
                                                                                             29,912
                                                                                         ----------
             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth.                              5.85       12/01/2022        5,078
                                                                                         ----------
             NEW JERSEY (2.0%)
    2,000    EDA                                                 5.75       12/01/2016        2,000
    5,000    EDA (INS)                                           5.00        7/01/2022        5,100
    8,830    EDA                                                 5.25        9/01/2023        9,349
   13,500    EDA                                                 5.50        6/15/2024       13,161
   20,000    State Turnpike Auth.                                5.00        1/01/2021       21,571
    5,000    Tobacco Settlement Financing Corp.                  5.00        6/01/2017        4,973
                                                                                         ----------
                                                                                             56,154
                                                                                         ----------
             NEW MEXICO (1.2%)
   15,000    Farmington                                          5.70       12/01/2016       15,003
    2,000    Farmington                                          6.30       12/01/2016        2,001
    4,150    Farmington                                          6.30       12/01/2016        4,153
    4,890    Jicarilla Apache Nation(c)                          5.00        9/01/2018        5,094
    3,250    Jicarilla Apache Nation(c)                          5.50        9/01/2023        3,394
    4,000    Sandoval County                                     4.38        6/01/2020        4,089
                                                                                         ----------
                                                                                             33,734
                                                                                         ----------
             NEW YORK (11.0%)
    2,500    Albany IDA                                          5.75       11/15/2022        2,595
    5,500    Dormitory Auth.                                     5.75        7/01/2013        5,872
    1,500    Dormitory Auth.                                     5.25        7/01/2015        1,683
    4,000    Dormitory Auth.                                     5.20        2/15/2016        4,007
    5,420    Dormitory Auth. (LOC - Allied Irish Banks plc)      4.40        7/01/2016        5,633
    2,005    Dormitory Auth.                                     5.25        7/01/2016        2,208

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $ 4,760    Dormitory Auth.                                     5.30%       2/15/2017   $    4,767
    2,000    Dormitory Auth.                                     5.25        7/01/2017        2,179
   12,560    Dormitory Auth. (ETM)                               5.30        2/15/2019       14,338
    5,000    Dormitory Auth.                                     5.00        7/01/2020        4,933
    3,345    Dormitory Auth. (PRE)                               5.05        2/01/2022        3,655
   24,935    Dormitory Auth.                                     5.00        7/01/2022       24,331
    2,500    Dutchess County IDA                                 4.50        8/01/2026        2,301
    1,860    East Rochester Housing Auth. (NBGA)                 4.05        2/15/2012        1,899
    2,000    East Rochester Housing Auth. (NBGA)                 4.63        2/15/2017        2,077
   17,075    Long Island Power Auth.                             5.00        4/01/2023       18,061
   10,000    Metropolitan Transportation Auth.                   6.25       11/15/2023       11,655
   16,565    Metropolitan Transportation Auth.                   5.00       11/15/2024       17,451
    2,500    Metropolitan Transportation Auth. (INS)             5.00       11/15/2024        2,626
    6,800    Metropolitan Transportation Auth.                   5.00       11/15/2024        7,142
   21,625    New York City                                       5.50        8/01/2015       23,848
    4,455    New York City                                       5.63        8/01/2015        4,878
      810    New York City                                       5.75        8/01/2016          901
    6,055    New York City                                       5.75        8/01/2016        6,607
    5,000    New York City                                       5.25       10/15/2019        5,287
    5,000    New York City                                       5.13       11/15/2022        5,433
    4,330    New York City                                       5.13       12/01/2022        4,670
    6,000    New York City                                       5.13       12/01/2023        6,441
   10,000    New York City                                       5.00        4/01/2024       10,512
   15,000    New York City                                       5.00        8/01/2024       16,122
    5,240    New York City                                       5.00        8/01/2024        5,560
    5,000    New York City                                       5.25       11/15/2024        5,456
    5,000    New York City                                       5.00        2/01/2025        5,305
    2,175    New York City IDA (INS)                             4.15        7/01/2014        2,134
    1,050    New York City IDA (INS)                             4.75        7/01/2019          955
   10,000    New York City Municipal Water Finance Auth.         5.38        6/15/2017       10,769
    2,030    New York City Transitional Finance Auth. (INS)      5.25        8/01/2019        2,236
    2,765    New York City Transitional Finance Auth. (INS)      5.25        8/01/2019        2,983
    3,500    New York City Transitional Finance Auth.            5.00        1/15/2022        3,749
   25,000    New York City Transitional Finance Auth.            5.00        5/01/2026       27,046
    6,000    Seneca Nation Indians Capital Improvements
               Auth.(c)                                          5.00       12/01/2023        5,000
      775    Suffolk County IDA                                  5.00       11/01/2013          813
    1,880    Suffolk County IDA                                  5.00       11/01/2014        1,971
    1,000    Suffolk County IDA                                  5.00       11/01/2015        1,042
    3,180    Suffolk County IDA (INS)                            4.75        6/01/2026        2,337
   11,000    Tobacco Settlement Financing Corp.                  5.50        6/01/2018       11,831
                                                                                         ----------
                                                                                            313,299
                                                                                         ----------

================================================================================

28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             NORTH CAROLINA (1.5%)
  $ 6,000    Eastern Municipal Power Agency                      5.50%       1/01/2012   $    6,407
    4,885    Eastern Municipal Power Agency                      5.50        1/01/2015        5,222
    1,830    Eastern Municipal Power Agency                      5.50        1/01/2016        1,956
    1,000    Eastern Municipal Power Agency                      5.50        1/01/2017        1,065
    3,000    Eastern Municipal Power Agency                      5.00        1/01/2024        3,117
    5,500    Medical Care Commission                             5.00        7/01/2027        4,876
    5,000    Municipal Power Agency No. 1                        5.50        1/01/2013        5,511
    2,000    Municipal Power Agency No. 1                        5.25        1/01/2020        2,183
    3,600    Turnpike Auth. (INS)                                5.00        1/01/2022        3,836
    3,330    Turnpike Auth. (INS)                                5.13        1/01/2024        3,538
    4,000    Wake County Industrial Facilities and Pollution
               Control Financing Auth.                           5.38        2/01/2017        4,242
                                                                                         ----------
                                                                                             41,953
                                                                                         ----------
             NORTH DAKOTA (0.1%)
    1,000    Grand Forks (INS)                                   5.00       12/15/2022        1,045
    2,055    Williams County                                     5.00       11/01/2021        2,025
                                                                                         ----------
                                                                                              3,070
                                                                                         ----------
             OHIO (2.3%)
    4,000    Air Quality Dev. Auth.                              5.63       10/01/2019        4,160
    9,000    Air Quality Dev. Auth.                              5.70        8/01/2020        9,451
    3,000    American Municipal Power, Inc.                      5.00        2/15/2021        3,190
    2,760    American Municipal Power, Inc.                      5.00        2/15/2022        2,914
   22,375    Buckeye Tobacco Settlement Financing Auth.          5.13        6/01/2024       20,724
    2,400    Fairview Park (INS)                                 4.13       12/01/2020        2,432
    4,000    Franklin County                                     5.80       10/01/2014        4,050
    2,650    Franklin County                                     5.50        7/01/2017        2,597
   10,000    Hamilton (INS)                                      4.65       10/15/2022       10,420
      790    Housing Finance Agency (NBGA)                       5.10        9/01/2017          820
    1,750    Miami County                                        5.25        5/15/2021        1,791
    2,000    Miami County                                        5.25        5/15/2026        2,001
                                                                                         ----------
                                                                                             64,550
                                                                                         ----------
             OKLAHOMA (1.5%)
    5,360    Cherokee Nation (INS)(c)                            4.60       12/01/2021        5,029
   10,275    Chickasaw Nation(c)                                 5.38       12/01/2017       10,930
    5,000    Chickasaw Nation(c)                                 6.00       12/01/2025        5,108
    3,895    Comanche County Hospital Auth. (INS)                5.25        7/01/2022        3,864
    3,000    Comanche County Hospital Auth. (INS)                5.25        7/01/2023        2,949
    1,400    Norman Regional Hospital Auth.                      5.50        9/01/2024        1,268
   13,100    Norman Regional Hospital Auth.                      5.00        9/01/2027       10,889
    1,295    Valley View Hospital Auth.                          6.00        8/15/2014        1,297
                                                                                         ----------
                                                                                             41,334
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             OREGON (0.1%)
  $ 1,000    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)            4.58%(a)    6/15/2025   $      476
    5,900    Washington, Yamhill and Multnomah Counties
               Hillsboro School District No. 1J (INS)            4.59(a)     6/15/2026        2,631
                                                                                         ----------
                                                                                              3,107
                                                                                         ----------
             PENNSYLVANIA (0.8%)
    1,000    Allegheny County IDA                                5.00        9/01/2021          954
    1,220    Allegheny County IDA                                5.10        9/01/2026        1,127
   17,300    Allegheny County IDA                                4.75       12/01/2032       18,220
    1,615    Lancaster County Hospital Auth.                     5.00       11/01/2026        1,610
                                                                                         ----------
                                                                                             21,911
                                                                                         ----------
             PUERTO RICO (0.5%)
   14,000    Government Dev. Bank                                4.75       12/01/2015       14,422
                                                                                         ----------
             RHODE ISLAND (0.5%)
      340    Health and Educational Building Corp. (INS)         5.50        5/15/2012          341
      765    Health and Educational Building Corp. (INS)         5.50        5/15/2016          766
    5,500    Health and Educational Building Corp. (INS)         5.00        5/15/2026        5,598
    5,915    Housing and Mortgage Finance Corp.                  4.65       10/01/2026        5,941
                                                                                         ----------
                                                                                             12,646
                                                                                         ----------
             SOUTH CAROLINA (2.2%)
    4,250    Georgetown County                                   5.95        3/15/2014        4,533
    5,000    Georgetown County                                   5.70        4/01/2014        5,319
    5,000    Lexington County Health Services District, Inc.     5.00       11/01/2024        5,063
    7,335    Lexington County Health Services District, Inc.     5.00       11/01/2026        7,340
    6,325    SCAGO Educational Facilities Corp. (INS)            4.75       12/01/2026        5,760
    5,870    SCAGO Educational Facilities Corp. (INS)            4.75       12/01/2026        5,109
   29,015    Tobacco Settlement Revenue Management Auth.         5.00        6/01/2018       29,013
                                                                                         ----------
                                                                                             62,137
                                                                                         ----------
             SOUTH DAKOTA (0.3%)
    1,700    Health and Educational Facilities Auth.             5.00       11/01/2024        1,723
    6,025    Housing Dev. Auth. (INS)                            5.15       11/01/2020        6,167
                                                                                         ----------
                                                                                              7,890
                                                                                         ----------
             TENNESSEE (1.0%)
    7,000    Jackson                                             5.25        4/01/2023        7,128
    2,125    Johnson City Health and Educational Facilities
               Board                                             5.25        7/01/2026        2,100
    1,000    Nashville and Davidson County Health and
               Educational Facilities Board (INS)                5.10        8/01/2019          876
    1,255    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.00        9/01/2016        1,400

================================================================================

30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $   745    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.00%       9/01/2016   $      831
    1,565    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.25        9/01/2018        1,756
      935    Shelby County Health, Educational and Housing
               Facility Board (PRE)                              6.25        9/01/2018        1,049
   14,750    Sullivan County Health, Educational and Housing
               Facilities Board                                  5.25        9/01/2026       14,033
                                                                                         ----------
                                                                                             29,173
                                                                                         ----------
             TEXAS (17.3%)
      910    Alamo Community College District (INS)(PRE)         5.00       11/01/2020          972
    1,050    Alamo Community College District (INS)              5.00       11/01/2020        1,112
    2,300    Austin (INS)                                        5.00       11/15/2024        2,394
    5,610    Austin Utility Systems (INS)                        5.15(a)     5/15/2017        4,409
    1,855    Bastrop ISD (NBGA)                                  5.55(a)     2/15/2014        1,732
    3,030    Bastrop ISD (NBGA)                                  5.55(a)     2/15/2015        2,727
    3,055    Bastrop ISD (NBGA)                                  5.60(a)     2/15/2016        2,610
    3,155    Bastrop ISD (NBGA)                                  5.60(a)     2/15/2017        2,564
    4,540    Bexar County Health Facilities Dev. Corp.           5.00        7/01/2027        4,011
   32,925    Brazos River Auth.                                  5.38        4/01/2019       32,828
    5,365    Cass County IDC                                     5.35        4/01/2012        5,604
    2,680    Central Regional Mobility Auth.,
               4.55%, 1/01/2014 (INS)                            4.55(b)     1/01/2020        1,976
    3,445    Central Regional Mobility Auth.,
               4.60%, 1/01/2014 (INS)                            4.60(b)     1/01/2021        2,501
    2,500    Central Regional Mobility Auth.                     5.75        1/01/2025        2,507
    2,600    Conroe ISD (NBGA)                                   5.00        2/15/2023        2,809
    3,100    Conroe ISD (NBGA)                                   5.00        2/15/2024        3,329
   13,745    Denton ISD (NBGA)                                   5.03(a)     8/15/2023        7,392
   16,500    Denton ISD (NBGA)                                   5.06(a)     8/15/2024        8,375
    2,905    Eagle Mountain-Saginaw ISD (NBGA)                   4.38        8/15/2026        2,965
    1,520    Edgewood ISD (NBGA)                                 4.88        8/15/2019        1,555
    1,595    Edgewood ISD (NBGA)                                 5.00        8/15/2020        1,681
    1,675    Edgewood ISD (NBGA)                                 5.00        8/15/2021        1,766
    2,245    Ennis ISD (NBGA)                                    4.56(a)     8/15/2024        1,153
    3,715    Ennis ISD (NBGA)                                    4.58(a)     8/15/2025        1,799
    3,720    Ennis ISD (NBGA)                                    4.60(a)     8/15/2026        1,694
    6,580    Fort Worth ISD (NBGA)(PRE)                          5.00        2/15/2018        6,842
   40,000    Harris County IDC                                   5.00        2/01/2023       40,208
    1,895    Hidalgo County Health Services Corp.                4.75        8/15/2017        1,860
      350    Hidalgo County Health Services Corp.                5.00        8/15/2019          340
    3,805    Hidalgo County Health Services Corp.                5.00        8/15/2022        3,600
    1,785    Hidalgo County Health Services Corp.                5.00        8/15/2026        1,603

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $ 3,000    Houston (INS)                                       5.00%       3/01/2019   $    3,240
    4,000    Houston Airport System                              5.00        7/01/2024        4,287
    7,000    Houston Airport System                              5.00        7/01/2025        7,472
    3,635    Houston ISD Public Facility Corp. (INS)             5.35(a)     9/15/2015        3,172
    4,955    Houston ISD Public Facility Corp. (INS)             5.35(a)     9/15/2015        4,324
    6,955    Houston ISD Public Facility Corp. (INS)             5.38(a)     9/15/2016        5,744
    2,635    Houston ISD Public Facility Corp. (INS)             5.38(a)     9/15/2016        2,176
    3,885    Houston ISD Public Facility Corp. (INS)             5.40(a)     9/15/2017        3,042
    5,000    Irving ISD (NBGA)                                   5.31(a)     2/15/2025        2,429
    2,200    Judson ISD (INS)                                    5.00        2/01/2023        2,309
    1,500    Judson ISD (INS)                                    5.00        2/01/2024        1,562
    1,595    La Porte ISD (INS)                                  5.00        2/15/2022        1,676
    3,535    La Porte ISD (INS)                                  5.00        2/15/2024        3,688
    3,830    Lewisville (INS)                                    5.38        9/01/2015        3,797
    4,555    Lower Colorado River Auth. (INS)                    4.38        5/15/2025        4,454
    4,555    Lower Colorado River Auth. (INS)                    4.38        5/15/2026        4,434
    2,325    Marlin ISD Public Facility Corp.,
               acquired 7/22/1998; cost $2,363(d)                5.85        2/15/2018        2,335
    3,425    Mesquite Health Facilities Dev. Corp.               5.50        2/15/2025        3,156
    2,040    Midlothian Dev. Auth. (INS)                         5.00       11/15/2018        1,960
    2,235    Midlothian Dev. Auth. (INS)                         5.00       11/15/2021        2,112
    9,265    Midlothian Dev. Auth.                               6.00       11/15/2024        8,984
    1,695    Midlothian Dev. Auth. (INS)                         5.00       11/15/2026        1,520
    2,755    Midlothian Dev. Auth.                               5.13       11/15/2026        2,402
    2,500    North Texas Tollway Auth.                           6.00        1/01/2023        2,714
   15,000    North Texas Tollway Auth.                           6.00        1/01/2025       16,306
    2,800    Northside ISD (NBGA)(PRE)                           5.00        2/15/2017        2,912
    2,500    Northside ISD (NBGA)                                5.00        2/15/2017        2,590
    2,865    Northside ISD (NBGA)(PRE)                           5.00        2/15/2018        2,979
    2,555    Northside ISD (NBGA)                                5.00        2/15/2018        2,640
    1,220    Nueces River Auth. (INS)                            5.00        7/15/2023        1,276
    1,530    Nueces River Auth. (INS)                            5.00        7/15/2024        1,597
    5,945    Plano ISD (NBGA)                                    5.00        2/15/2019        6,143
    2,965    Plano ISD (NBGA)                                    4.50        2/15/2023        3,098
    6,260    Port of Corpus Christi IDA                          5.40        4/01/2018        6,246
   19,050    Port of Corpus Christi IDC                          5.40        4/01/2018       19,048
    2,000    Red River Education Finance Corp.                   4.38        3/15/2025        2,013
    5,255    Red River Education Finance Corp.                   4.38        3/15/2026        5,256
    8,395    Rockwall ISD (NBGA)                                 5.14(a)     2/15/2022        4,847
    9,205    Sabine River Auth. (INS)                            4.95        3/01/2018        9,266
    2,000    San Leanna Education Facilities Corp.               5.00        6/01/2018        2,038
    1,965    San Leanna Education Facilities Corp.               5.13        6/01/2023        1,926
    1,000    San Leanna Education Facilities Corp.               5.13        6/01/2024          971

================================================================================

32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $ 1,545    San Leanna Education Facilities Corp.               5.13%       6/01/2025   $    1,489
    5,200    Schertz-Cibolo-Universal City ISD (NBGA)            4.86(a)     2/01/2023        2,890
    3,320    State                                               5.00        8/01/2016        3,667
    3,750    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.25       11/15/2022        3,759
    9,410    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.50       11/15/2022        8,862
    1,100    Tarrant County Cultural Education Facilities
               Finance Corp.                                     6.00       11/15/2026        1,033
    8,300    Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.13        5/15/2027        7,350
    8,000    Tarrant Regional Water District (INS)               5.25        3/01/2017        8,796
    2,000    Tarrant Regional Water District (INS)               5.25        3/01/2019        2,189
    2,000    Tarrant Regional Water District (INS)               5.25        3/01/2020        2,189
    5,000    Tarrant Regional Water District (INS)               4.38        3/01/2021        5,180
    7,000    Transportation Commission                           4.38        4/01/2025        7,166
   18,000    Transportation Commission                           4.50        4/01/2026       18,550
    4,000    Transportation Commission                           4.75        4/01/2027        4,175
    3,895    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2011        3,995
    2,125    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2012        2,207
    1,500    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2013        1,560
    7,170    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2019        7,193
    7,945    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2021        7,850
    3,360    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2022        3,305
    3,800    Tyler Health Facilities Dev. Corp.                  5.25       11/01/2023        3,703
    8,745    Tyler Health Facilities Dev. Corp.                  5.25        7/01/2026        7,993
    4,500    Univ. of Texas Board of Regents (PRE)               5.38        8/15/2017        4,788
    7,000    Univ. of Texas Board of Regents (PRE)               5.25        7/01/2018        7,510
   12,505    Univ. of Texas Board of Regents                     4.25        8/15/2025       12,818
   11,900    Univ. of Texas Board of Regents                     4.25        8/15/2026       12,145
    1,795    Weatherford ISD (NBGA)                              4.73(a)     2/15/2023        1,007
    1,795    Weatherford ISD (NBGA)                              4.77(a)     2/15/2024          947
    5,970    Williamson County (INS)                             5.13        2/15/2022        6,578
    1,385    Wylie ISD (NBGA)                                    5.00(a)     8/15/2014        1,277
    1,690    Wylie ISD (NBGA)                                    5.10(a)     8/15/2015        1,496
                                                                                         ----------
                                                                                            494,726
                                                                                         ----------
             UTAH (0.9%)
    4,410    Intermountain Power Agency (INS)(ETM)               5.00        7/01/2012        4,426
   19,626    Jordanelle Special Service District(c)             12.00        8/01/2030       20,370
                                                                                         ----------
                                                                                             24,796
                                                                                         ----------
             VIRGINIA (2.0%)
    1,750    Albemarle County IDA                                5.00        1/01/2024        1,655
    2,290    College Building Auth.                              5.00        6/01/2021        2,161

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

  $11,280    College Building Auth.                              5.00%       6/01/2026   $   10,176
    1,775    Commonwealth Housing Dev. Auth.                     4.35        1/01/2017        1,800
    1,810    Commonwealth Housing Dev. Auth.                     4.35        7/01/2017        1,835
   15,342    Farms of New Kent Community Dev. Auth.              5.13        3/01/2036       10,469
    3,889    Peninsula Town Center Community Dev. Auth.          5.80        9/01/2017        3,917
    6,752    Peninsula Town Center Community Dev. Auth.          6.25        9/01/2024        6,695
    5,378    Peninsula Town Center Community Dev. Auth.          6.35        9/01/2028        5,286
    5,510    Public School Auth. (PRE)                           5.00        8/01/2017        5,652
    5,000    Richmond Convention Center Auth. (PRE)              6.13        6/15/2020        5,110
    1,000    Small Business Financing Auth.                      5.13        9/01/2022          968
                                                                                         ----------
                                                                                             55,724
                                                                                         ----------
             WASHINGTON (0.5%)
    1,800    Health Care Facilities Auth. (INS)                  5.00       12/01/2023        1,706
    2,000    Health Care Facilities Auth. (INS)                  5.00       12/01/2024        1,866
    2,310    Health Care Facilities Auth. (INS)                  5.00       12/01/2025        2,135
    1,470    Higher Education Facilities Auth.                   5.20       10/01/2017        1,472
    2,000    Housing Finance Commission (INS)                    5.88        7/01/2019        2,009
    5,000    King County Housing Auth. (INS)                     5.20        7/01/2018        4,759
                                                                                         ----------
                                                                                             13,947
                                                                                         ----------
             WISCONSIN (0.9%)
    4,130    Health and Educational Facilities Auth. (INS)       5.25        8/15/2012        4,140
    5,000    Health and Educational Facilities Auth. (INS)       5.13        8/15/2020        5,007
    8,300    Health and Educational Facilities Auth.             5.13        2/15/2026        7,887
    1,625    Housing and EDA                                     4.85        9/01/2017        1,659
    1,345    Kaukauna Area School District (INS)                 4.85        3/01/2017        1,389
    6,000    Sheboygan (INS)                                     5.00        9/01/2015        6,631
                                                                                         ----------
                                                                                             26,713
                                                                                         ----------
             Total Fixed-Rate Instruments (cost: $2,563,560)                              2,566,986
                                                                                         ----------
             PUT BONDS (7.1%)

             ALABAMA (0.4%)
   10,900    Baptist Health Care Auth.                           6.00       11/15/2024       11,455
                                                                                         ----------
             ARIZONA (0.5%)
   12,500    Maricopa County                                     6.00        5/01/2029       13,132
                                                                                         ----------
             CALIFORNIA (0.1%)
    3,000    Health Facilities Financing Auth.                   4.95        7/01/2026        3,240
                                                                                         ----------
             FLORIDA (0.9%)
    7,375    Miami-Dade County IDA                               4.00       10/01/2018        7,375
   16,000    Putnam County Dev. Auth. (INS)                      5.35        3/15/2042       17,021
                                                                                         ----------
                                                                                             24,396
                                                                                         ----------

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             GEORGIA (0.3%)
  $ 8,015    DeKalb County Housing Auth.                         4.70%      10/01/2031   $    8,338
                                                                                         ----------
             ILLINOIS (0.3%)
    7,500    Educational Facilities Auth.                        4.75       11/01/2036        7,927
                                                                                         ----------
             LOUISIANA (0.5%)
   14,000    Public Facilities Auth.                             7.00       12/01/2038       14,958
                                                                                         ----------
             MASSACHUSETTS (0.2%)
    6,000    Dev. Finance Agency                                 5.75       12/01/2042        6,393
                                                                                         ----------
             MICHIGAN (1.5%)
   15,000    Hospital Finance Auth.                              6.00       12/01/2034       17,370
   15,000    Monroe County EDC (INS)                             4.65       10/01/2024       15,438
   10,550    Strategic Fund Ltd. (INS)                           4.85        9/01/2030       10,829
                                                                                         ----------
                                                                                             43,637
                                                                                         ----------
             NEW YORK (0.3%)
    8,500    Hempstead                                           5.00       12/01/2010        8,514
                                                                                         ----------
             OHIO (0.3%)
    8,000    Air Quality Dev. Auth.                              5.75        6/01/2033        8,739
                                                                                         ----------
             PENNSYLVANIA (0.3%)
   10,000    Economic Dev. Financing Auth.                       2.63       12/01/2033       10,003
                                                                                         ----------
             TENNESSEE (0.1%)
    1,975    Knox County Health, Educational, and Housing
               Facilities Board (NBGA)                           4.90        6/01/2031        2,062
                                                                                         ----------
             TEXAS (1.1%)
    3,465    Beaumont Multifamily Housing Finance Corp. (NBGA)   4.70       12/15/2031        3,542
    7,500    Matagorda County Navigation District No. 1          5.13        6/01/2030        7,775
    3,470    Montgomery County Housing Finance Corp. (NBGA)      4.85        6/01/2031        3,584
   15,000    North State Tollway Auth.                           6.00        1/01/2038       16,563
                                                                                         ----------
                                                                                             31,464
                                                                                         ----------
             WISCONSIN (0.3%)
    9,000    Madison                                             4.88       10/01/2027        9,572
                                                                                         ----------
             Total Put Bonds (cost: $192,883)                                               203,830
                                                                                         ----------

             PERIODIC AUCTION RESET BONDS (0.1%)

             OKLAHOMA (0.1%)
    5,900    Tulsa County Industrial Auth., acquired 7/20/2006;
               cost $5,900(d),(e)                                0.34        1/01/2039        1,770
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                          COUPON         FINAL          VALUE
(000)        SECURITY                                            RATE        MATURITY         (000)
---------------------------------------------------------------------------------------------------

             VARIABLE-RATE DEMAND NOTES (2.0%)

             CALIFORNIA (1.2%)
  $ 7,700    Dept. of Water Resources (LOC - Allied
               Irish Banks plc)                                  0.32%       5/01/2022   $    7,700
   13,950    Infrastructure and Economic Dev. Bank (LOC -
               Allied Irish Banks plc)                           0.32        9/01/2037       13,950
   12,250    State (LIQ)(c)                                      0.32       12/01/2030       12,250
                                                                                         ----------
                                                                                             33,900
                                                                                         ----------
             LOUISIANA (0.5%)
    6,000    Local Government Environmental Facilities and
               Community Dev. Auth. (LOC - Regions Bank)         0.60        4/01/2035        6,000
   10,000    Public Facilities Auth.                             0.40        8/01/2049       10,000
                                                                                         ----------
                                                                                             16,000
                                                                                         ----------
             MULTI-STATE (0.1%)
    3,595    Non-Profit Preferred Funding Trust I (LIQ)(c)       0.93        9/15/2037        3,595
                                                                                         ----------
             TEXAS (0.2%)
    4,845    Tarrant County Health Facilities Dev. Corp.
               (LOC - HSH Nordbank A.G.)                         0.35        8/15/2036        4,845
                                                                                         ----------
             Total Variable-Rate Demand Notes (cost: $58,340)                                58,340
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $2,820,683)                                        $2,830,926
                                                                                         ==========

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

---------------------------------------------------------------------------------------------------
($ IN 000s)                                      VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS        TOTAL
---------------------------------------------------------------------------------------------------

Fixed-Rate Instruments                           $-          $2,566,986         $    -   $2,566,986
Put Bonds                                         -             203,830              -      203,830
Periodic Auction Reset Bonds                      -                   -          1,770        1,770
Variable-Rate Demand Notes                        -              58,340              -       58,340
---------------------------------------------------------------------------------------------------
Total                                            $-          $2,829,156         $1,770   $2,830,926
---------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

---------------------------------------------------------------------------------------------------
                                                                                   PERIODIC AUCTION
                                                                                        RESET BONDS
---------------------------------------------------------------------------------------------------

Balance as of March 31, 2009                                                                $     -
Net realized gain (loss)                                                                          -
Change in net unrealized appreciation/depreciation                                           (4,130)
Net purchases (sales)                                                                             -
Transfers in and/or out of Level 3                                                            5,900
---------------------------------------------------------------------------------------------------
Balance as of March 31, 2010                                                                $ 1,770
---------------------------------------------------------------------------------------------------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

   (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

   (c) Restricted security that is not registered under the Securities Act of
       1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
       144A, and as such has been deemed liquid by USAA Investment Management
       Company (the Manager) under liquidity guidelines approved by the Board of
       Trustees, unless otherwise noted as illiquid.

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

   (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at March 31, 2010, was $15,676,000, which represented 0.6% of the Fund's net assets.

   (e) Security was fair valued at March 31, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

March 31, 2010

--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at market value (cost of $2,820,683)   $2,830,926
    Cash                                                                      66
    Receivables:
        Capital shares sold                                                1,031
        Interest                                                          40,483
                                                                      ----------
            Total assets                                               2,872,506
                                                                      ----------
LIABILITIES
    Payables:
        Securities purchased                                               7,375
        Capital shares redeemed                                            2,493
        Dividends on capital shares                                        2,137
    Accrued management fees                                                  682
    Accrued transfer agent's fees                                             16
    Other accrued expenses and payables                                      112
                                                                      ----------
            Total liabilities                                             12,815
                                                                      ----------
                Net assets applicable to capital shares outstanding   $2,859,691
                                                                      ==========
NET ASSETS CONSIST OF:
    Paid-in capital                                                   $2,851,981
    Overdistribution of net investment income                                (75)
    Accumulated net realized loss on investments                          (2,458)
    Net unrealized appreciation of investments                            10,243
                                                                      ----------
                Net assets applicable to capital shares outstanding   $2,859,691
                                                                      ==========
    Capital shares outstanding, unlimited number of shares
        authorized, no par value                                         222,814
                                                                      ==========
    Net asset value, redemption price, and offering price per share   $    12.83
                                                                      ==========

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended March 31, 2010

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income                                                     $134,266
                                                                        --------
EXPENSES
    Management fees                                                        6,754
    Administration and servicing fees                                      4,009
    Transfer agent's fees                                                    990
    Custody and accounting fees                                              384
    Postage                                                                   44
    Shareholder reporting fees                                                34
    Trustees' fees                                                            11
    Registration fees                                                         75
    Professional fees                                                        173
    Other                                                                     50
                                                                        --------
            Total expenses                                                12,524
    Transfer agent's fees reimbursed (Note 5C)                               (66)
                                                                        --------
            Net expenses                                                  12,458
                                                                        --------
NET INVESTMENT INCOME                                                    121,808
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
        Unaffiliated transactions                                         (3,351)
        Affiliated transactions (Note 7)                                   2,421
    Change in net unrealized appreciation/depreciation                   200,659
                                                                        --------
            Net realized and unrealized gain                             199,729
                                                                        --------
    Increase in net assets resulting from operations                    $321,537
                                                                        ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended March 31,

--------------------------------------------------------------------------------

                                                                  2010          2009
------------------------------------------------------------------------------------

FROM OPERATIONS
    Net investment income                                   $  121,808    $  122,006
    Net realized gain (loss) on investments                       (930)          906
    Change in net unrealized appreciation/depreciation of
        investments                                            200,659      (160,707)
                                                            ------------------------
        Increase (decrease) in net assets resulting
            from operations                                    321,537       (37,795)
                                                            ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                     (121,710)     (122,006)
    Net realized gains                                          (1,582)       (3,121)
                                                            ------------------------
        Distributions to shareholders                         (123,292)     (125,127)
                                                            ------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                  448,244       270,947
    Reinvested dividends                                        97,469        97,684
    Cost of shares redeemed                                   (303,540)     (464,378)
                                                            ------------------------
        Increase (decrease) in net assets from capital
            share transactions                                 242,173       (95,747)
                                                            ------------------------
    Capital contribution from USAA Transfer Agency Company           -            15
                                                            ------------------------
    Net increase (decrease) in net assets                      440,418      (258,654)

NET ASSETS
    Beginning of year                                        2,419,273     2,677,927
                                                            ------------------------
    End of year                                             $2,859,691    $2,419,273
                                                            ========================
Overdistribution of net investment income:
    End of year                                             $      (75)   $      (98)
                                                            ========================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                 35,427        22,152
    Shares issued for dividends reinvested                       7,717         8,081
    Shares redeemed                                            (24,015)      (38,456)
                                                            ------------------------
        Increase (decrease) in shares outstanding               19,129        (8,223)
                                                            ========================

See accompanying notes to financial statements.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 2010

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt
Intermediate-Term Fund (the Fund), which is classified as diversified under the
1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's
       Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the
       Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
       general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager),
       an affiliate of the Fund, under valuation procedures approved by the
       Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
       Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs, the Manager determined the market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as credit quality and coupon rates. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the
    Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
    Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
    and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery.
    The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the
    Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F.  EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended March
    31, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
    Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

to 5% of the Fund's total assets at a rate per annum equal to the rate at which
CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended March 31, 2010, the Fund paid CAPCO facility fees of $16,000, which represents 6.8% of the total fees paid to CAPCO by the USAA funds. The
Fund had no borrowings under this agreement during the year ended March 31,
2010.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the classification of distributions and market discount resulted in reclassifications to the statement of assets and liabilities to increase overdistribution of net investment income and decrease accumulated net realized loss on investments by $75,000. This reclassification had no effect on net assets.

The tax character of distributions paid during the years ended March 31, 2010, and March 31, 2009, was as follows:

                                                   2010                 2009
                                               ---------------------------------
Tax-exempt income                              $121,712,000         $122,006,000
Net long-term capital gains                       1,580,000            3,121,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

As of March 31, 2010, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income                                     $ 2,062,000
Accumulated capital and other losses                                 (1,103,000)
Unrealized appreciation                                               8,889,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2010, the Fund had a post-October capital loss of $1,103,000 which will be recognized on the first day of the following fiscal year.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended March
31, 2010, the Fund did not incur any income tax, interest, or penalties. As of
March 31, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2010, were $394,176,000 and
$186,609,000, respectively.

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

As of March 31, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was $2,822,037,000.

Gross unrealized appreciation and depreciation of investments as of March 31,
2010, for federal income tax purposes, were $78,781,000 and $69,892,000, respectively, resulting in net unrealized appreciation of $8,889,000.

(5) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds
    Index tracks the total return performance of the 30 largest funds in the
    Lipper Intermediate Municipal Debt Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)              AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
    ----------------------------------------------------------------------------
    +/- 0.20% to 0.50%                +/- 0.04%
    +/- 0.51% to 1.00%                +/- 0.05%
    +/- 1.01% and greater             +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

    of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

    For the year ended March 31, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $6,754,000, which included a (0.03%)
    performance adjustment of $(730,000).

B.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended March 31, 2010, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $4,009,000.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended March 31, 2010, the Fund reimbursed the
    Manager $118,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    omnibus basis. For the year ended March 31, 2010, the Fund incurred transfer agent's fees, paid or payable to SAS, of $990,000. During the year ended
    March 31, 2010, SAS reimbursed the Fund $66,000 for corrections in fees paid for the administration and servicing of certain accounts.

D.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended March 31, 2010, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                       COST TO     NET REALIZED
        SELLER                   PURCHASER            PURCHASER   GAIN TO SELLER
--------------------------------------------------------------------------------
USAA Tax Exempt           USAA Tax Exempt
  Intermediate-Term Fund    Short-Term Fund          $54,229,000    $2,421,000

USAA Tax Exempt           USAA Tax Exempt
  Short-Term Fund           Intermediate-Term Fund    18,473,000         3,000

(8) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date, but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through the date the financial statements were issued, and has determined there were no events that require recognition or disclosure in the Fund's financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(9) NEW ACCOUNTING PRONOUNCEMENTS

A.  DERIVATIVES AND HEDGING -- In March 2008, the Financial Accounting Standards
    Board issued an accounting standard that requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted the accounting standard on April
    1, 2009; however, the Fund did not invest in any derivatives during the period from April 1, 2009, through March 31, 2010. Therefore, no disclosures have been made.

B.  FAIR VALUE MEASUREMENTS -- In January 2010, the Financial Accounting
    Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after
    December 15, 2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December
    15, 2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                YEAR ENDED MARCH 31,
                                     --------------------------------------------------------------------------
                                           2010            2009            2008            2007            2006
                                     --------------------------------------------------------------------------

Net asset value at
  beginning of period                $    11.88      $    12.64      $    13.17      $    13.07      $    13.16
                                     --------------------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                     .57             .59             .56             .55             .55
  Net realized and unrealized
    gain (loss)                             .96            (.74)           (.51)            .10            (.07)
                                     --------------------------------------------------------------------------
Total from investment operations           1.53            (.15)            .05             .65             .48
                                     --------------------------------------------------------------------------
Less distributions from:
  Net investment income                    (.57)           (.59)           (.56)           (.55)           (.55)
  Realized capital gains                   (.01)           (.02)           (.02)           (.00)(a)        (.02)
                                     --------------------------------------------------------------------------
Total distributions                        (.58)           (.61)           (.58)           (.55)           (.57)
                                     --------------------------------------------------------------------------
Net asset value at end of period     $    12.83      $    11.88      $    12.64      $    13.17      $    13.07
                                     ==========================================================================
Total return (%)*                         13.07(d)        (1.22)            .44            5.10(b)         3.69
Net assets at end of period (000)    $2,859,691      $2,419,273      $2,677,927      $2,830,190      $2,782,611
Ratios to average net assets:**
  Expenses (%)(c)                           .47(d)          .45             .51             .56(b)          .55
  Net investment income (%)                4.55            4.81            4.35            4.19            4.15
Portfolio turnover (%)                        7              13              21              23              22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended March 31, 2010, average net assets were $2,674,481,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                           (.00%)(+)       (.00%)(+)       (.01%)          (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.
(d) During the year ended March 31, 2010, SAS reimbursed the Fund $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

March 31, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of October 1, 2009, through
March 31, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%
hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                     EXPENSES PAID
                                  BEGINNING          ENDING         DURING PERIOD*
                                ACCOUNT VALUE    ACCOUNT VALUE     OCTOBER 1, 2009 -
                               OCTOBER 1, 2009   MARCH 31, 2010     MARCH 31, 2010
------------------------------------------------------------------------------------

Actual                            $1,000.00        $1,009.40             $2.40

Hypothetical
  (5% return before expenses)      1,000.00         1,022.54              2.42

* Expenses are equal to the Fund's annualized expense ratio of 0.48%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.94% for the six-month period of October 1, 2009, through March 31, 2010.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of March 31, 2010. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  57

================================================================================

ROBERT L. MASON, Ph.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, Ph.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
       1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds,
       P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
       Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  59

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present).
Mr. Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS,
and is an Assistant Secretary of USAA, IMCO, and SAS.

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

ROBERTO GALINDO, Jr.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

 (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company
     Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                        USAA Investment Management Company
INVESTMENT ADVISER,                   P.O. Box 659453
UNDERWRITER, AND                      San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                         State Street Bank and Trust Company
ACCOUNTING AGENT                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                           Ernst & Young LLP
REGISTERED PUBLIC                     100 West Houston St., Suite 1800
ACCOUNTING FIRM                       San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                           Under "Products & Services"
SELF-SERVICE 24/7                     click "Investments," then
AT usaa.com                           "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA                        "Investments." View account balances,
        (8722)                        or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At USAA.COM click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   40857-0510                                (C)2010, USAA. All rights reserved.

 ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 12 funds of the Registrant have a fiscal year-end of March 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended March 31, 2010 and 2009 were
$244,354 and $268,065, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer  agent for fiscal years ended March 31, 2010 and 2009 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended March 31, 2010 and 2009.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended March 31, 2010 and 2009.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for March 31, 2010 and 2009 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2010 and 2009 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.

                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.